UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-06727

Dominion Funds, Inc.

(Exact name of registrant as specified in charter)

1613 Duke Street, Alexandria, VA

22314

(Address of principal executive offices)

(Zip code)

Paul Dietrich, 1613 Duke Street, Alexandria, VA 22314

              (Name and address of agent for service)

Registrant's telephone number, including area code:

800-416-2053

Date of fiscal year end:

6/30

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

              GOLD AND PRECIOUS METALS FUND

SEMI-ANNUAL REPORT

December 31, 2012

Investor Information: 1-866-270-1222

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Fairfax Global Trends Fund or Fairfax Gold and Precious Metals Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Fund Investors,

This past year of 2012 has been a challenge because of the massive volatility in the U.S. stock market.  Over the past year, we have weathered the European debt crisis, the debt ceiling debate, the downgrading of the U.S. dollar by Standard & Poors, the U.S. elections and, last but not least, the Fiscal Cliff drama.

Despite the dysfunction in Washington, in early July, I began to notice that the private sector in the U.S. was starting to pick up and Asia and emerging markets were starting to outperform American stock markets for the first time in several years.

I aggressively started to move most of our accounts from being heavily invested in U.S. treasury bonds into the stock market.  I have been very pleased with our performance since that time and very pleased with our performance in the last two quarters of 2012.

Barring some global disaster, I believe this positive trend in the stock market will continue well into next year.  And I also believe that Fairfax Global Market’s global investment strategies should outperform in 2013 and 2014.

Sincerely,

Paul Dietrich, CEO

Fairfax Global Markets LLC is a registered investment advisor with the US Securities and Exchange Commission (SEC) under the Investment Advisor’s Act of 1940. For a detailed discussion of Fairfax and its investment advisory fees see the firm’s Form ADV Part 1 and 2A on file with the SEC at www.adviserinfo.sec.gov. The information contained herein has been obtained from sources believed to be reliable, but the accuracy of the information cannot be guaranteed. The opinions provided in this report are subject to change at any time, and are not to be construed as advice for any individual or as an offer or solicitation of an offer for purchase or sale of any security. Client accounts may differ from model allocations due to many reasons. All investment strategies offer the potential for loss as well as gain. Individuals should consult with their financial professional to determine an investment strategy appropriate for their objectives, risk level and time horizon prior to investing.

0637-NLD-3/11/2013

Fairfax Global Trends Fund

PERFORMANCE (Unaudited)

December 31, 2012

Annualized Total Returns as of December  31, 2012

	Six Months+	One Year	Five Years	Since 4/16/02*
Fairfax Global Trends Fund	7.12%	1.94%	(5.13)%	(0.30)%
S&P 500	5.95%	16.00%	1.66%	4.51%
Dow Jones Global Index	10.26%	16.59%	(0.46)%	6.19%

________________

+ Non-Annualized

*Prior to April 16, 2002, the Fund was known as the Dominion Insight Growth Fund and was managed by another investment adviser using a substantially different investment strategy.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

The Dow Jones Global Index is a broad yet investable measure of the global stock market. It targets 95% coverage of markets open to foreign investment. The index currently tracks 51 countries, including 25 developed markets and 26 emerging markets and includes reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 4.65%.  The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-866-270-1222.

Portfolio Composition as of December 31, 2012 (Unaudited)

Percent of Net Assets
Common Stocks	98.10%
Consumer, Cyclical	24.17%
Consumer, Non-cyclical	23.93%
Industrial	14.10%
Communications	14.03%
Basic Materials	10.08%
Technology	5.92%
Energy	5.87%
Short-Term Investments	2.56%
Total Investments	100.66%
Other Assets Less Liabilities	(0.66)%
Total Net Assets	100.00%

Fairfax Gold and Precious Metals Fund

PERFORMANCE (Unaudited)

December 31, 2012

Non-Annualized Total Returns as of December  31, 2012

Since Inception (11/30/12)
Fairfax Gold and Precious Metals Fund	(0.10)%
S&P 500	0.91%

________________

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 1.99%.  The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-866-270-1222.

Portfolio Composition as of December 31, 2012 (Unaudited)

Percent of Net Assets
Short-Term Investments	92.84%
Total Investments	92.84%
Other Assets Less Liabilities	7.16%
Total Net Assets	100.00%

Fairfax Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
	Shares	Market Value
COMMON STOCK - 98.10%
AEROSPACE/DEFENSE - 5.98%
Boeing Co.	1,629	$ 122,761
Lockheed Martin Corp.	1,330	122,746
Northrop Grumman Corp.	1,798	121,509
		367,016
AIRLINES - 1.94%
Alaska Air Group, Inc. *	2,768	119,273

APPAREL - 1.97%
Steven Madden Ltd. *	2,865	121,104

AUTO PARTS & EQUIPMENT - 4.24%
Delphi Automotive PLC *	3,428	131,121
WABCO Holdings, Inc. *	1,974	128,685
		259,806
BEVERAGES - 1.98%
Coca-Cola Co.	3,356	121,655

BIOTECHNOLOGY - 2.02%
Charles River Laboratories International, Inc. *	3,299	123,614

CHEMICALS - 10.07%
CF Industries Holdings, Inc.	607	123,318
NewMarket Corp.	469	122,972
PPG Industries, Inc.	921	124,657
Westlake Chemical Corp.	1,578	125,135
WR Grace & Co. *	1,816	122,090
		618,172
COMMERCIAL SERVICES - 4.04%
Deluxe Corp.	3,864	124,575
Moody's Corp.	2,445	123,032
		247,607
COMPUTERS - 3.95%
Accenture PLC - Cl. A	1,797	119,501
j2 Global, Inc.	4,005	122,473
		241,974
DISTRIBUTION/WHOLESALE - 2.03%
WESCO International, Inc. *	1,849	124,678

ELECTRICAL COMPOSITION & EQUIPMENT - 2.01%
AMETEK, Inc.	3,289	123,568

FOOD - 1.97%
Campbell Soup Co.	3,461	120,754

HEALTHCARE - PRODUCTS - 3.99%
Baxter International, Inc.	1,830	121,988
Becton Dickinson and Co.	1,569	122,680
		244,668

The accompanying notes are an integral part of these financial statements.

Fairfax Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
	Shares	Market Value
HEALTHCARE - SERVICES - 7.95%
Air Methods Corp.	3,345	$ 123,397
HealthSouth Corp. *	5,740	121,171
Laboratory Corp. of America Holdings *	1,415	122,567
Quest Diagnostics, Inc.	2,066	120,386
		487,521
INTERNET - 2.04%
Symantec Corp. *	6,653	125,143

LEISURE TIME - 1.92%
Interval Leisure Group, Inc.	6,085	117,988

MEDIA - 3.94%
Gannett Co., Inc.	6,572	118,362
Scripps Networks Interactive, Inc.	2,125	123,080
		241,442
MISCELLANEOUS MANUFACTURER - 4.01%
3M Co.	1,319	122,469
Parker Hannifin Corp.	1,450	123,337
		245,806
OIL & GAS - 5.87%
CVR Energy, Inc. *	2,518	122,853
Delek US Holdings, Inc.	4,621	117,004
Western Refining, Inc.	4,254	119,920
		359,777
PHARMACEUTICALS - 1.99%
McKesson Corp.	1,258	121,976

RETAIL - 12.06%
Cheesecake Factory, Inc.	3,720	121,718
Cracker Barrel Old Country Store, Inc.	1,920	123,379
Dillard's, Inc.	1,490	124,818
HSN, Inc.	2,256	124,260
Pier 1 Imports, Inc.	6,041	120,820
Williams-Sonoma, Inc.	2,844	124,482
		739,477
SOFTWARE - 1.98%
Oracle Corp.	3,639	121,251

TELECOMMUNICATIONS - 8.05%
Harris Corp.	2,469	120,883
IPG Photonics Corp.	1,903	126,835
NeuStar Inc. - Cl. A *	2,943	123,400
Plantronics, Inc.	3,332	122,851
		493,969
TRUCKING & LEASING - 2.10%
Amerco, Inc.	1,016	128,839

TOTAL COMMON STOCK		6,017,078
( Cost - $5,566,013)

The accompanying notes are an integral part of these financial statements.

Fairfax Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
	Shares	Market Value
SHORT-TERM INVESTMENT - 2.56%
Goldman Sachs Financial Square Funds - Government Fund, 0.02%+	156,747	$ 156,747
TOTAL SHORT-TERM INVESTMENT		156,747
( Cost - $156,747)

TOTAL INVESTMENTS - 100.66%
( Cost - $5,722,760) (a)		$ 6,173,825
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.66) %		(40,506)
NET ASSETS - 100.00%		$ 6,133,319
_____
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.
* Non-Income producing security.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $5,722,760 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 506,091
	Unrealized Depreciation:	(55,026)
	Net Unrealized Appreciation:	$ 451,065

The accompanying notes are an integral part of these financial statements.

Fairfax Gold and Precious Metals Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
	Shares	Market Value
SHORT-TERM INVESTMENT - 92.84%
Dreyfus Cash Management Fund - Institutional Class, 0.07%+	14,005	$ 14,005
TOTAL SHORT-TERM INVESTMENT		14,005
( Cost - $14,005)

TOTAL INVESTMENTS - 92.84%
( Cost - $14,005) (a)		14,005
OTHER ASSETS LESS LIABILITIES - 7.16%		1,080
NET ASSETS - 100.00%		$ 15,085
_____
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $14,005 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ -

The accompanying notes are an integral part of these financial statements.

Fairfax Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2012
	Global Trends	Gold and Precious
	Fund	Metals Fund
Assets:
Investments , at cost	$ 5,722,760	$ 14,005
Investments in Securities at Market Value	$ 6,173,825	$ 14,005
Due From Investment Adviser	-	6,991
Dividends and Interest Receivable	2,780	1
Receivable for Fund Shares Sold	2,182	-
Prepaid Expenses and Other Assets	23,872	-
Total Assets	6,202,659	20,997

Liabilities:
Payable for Fund Shares Redeemed	47,263	-
Due to Advisor	1,305	-
Payable to Distributor	3,599	2
Accrued Expenses	17,173	5,910
Total Liabilities	69,340	5,912

Net Assets	$ 6,133,319	$ 15,085

Net Asset Value, Offering and Redemption Price Per Share
(1,939,599 and 1,510 shares outstanding, respectively)	$ 3.16	$ 9.99

Composition of Net Assets:
At December 31, 2012, Net Assets consisted of:
Paid-in-Capital	$ 7,288,835	$ 15,100
Accumulated Net Investment Income (Loss)	30,014	(15)
Accumulated Net Realized Loss From Security Transactions	(1,636,595)	-
Net Unrealized Appreciation on Investments	451,065	-
Net Assets	$ 6,133,319	$ 15,085

The accompanying notes are an integral part of these financial statements.

Fairfax Funds
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2012
	Global Trends	Gold and Precious
	Fund	Metals Fund *
Investment Income:
Dividend Income (net foreign taxes of $1,279 and $0, respectively)	$ 199,562	$ -
Interest Income	11	1
Total Investment Income	199,573	1

Expenses:
Distribution (12b-1) Fees	19,638	2
Administration Fees	18,148	1,573
Legal Fees	13,562	767
Transfer Agent Fees	13,327	671
Fund Accounting Fees	12,150	829
Investment Advisory Fees	11,667	6
Chief Compliance Officer Fees	11,090	518
Registration & Filing Fees	10,081	959
Audit Fees	6,806	575
Underwritter Fees	6,050	-
Printing Expense	5,042	384
Insurance Expense	5,042	192
Custody Fees	2,567	345
Director Fees	2,475	96
Miscellaneous Expenses	2,059	96
Total Expenses	139,704	7,013
Less: Expenses Reimbursed by Adviser	(28,503)	(6,997)
Net Expenses	111,201	16
Net Investment Income (Loss)	88,372	(15)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	164,450	-
Net Change in Unrealized Appreciation on Investments	343,161	-
Net Realized and Unrealized Gain on Investments	507,611	-

Net Increase (Decrease) in Net Assets Resulting From Operations	$ 595,983	$ (15)

* Fairfax Gold and Precious Metals Fund commenced operations November 30, 2012.

The accompanying notes are an integral part of these financial statements.

Fairfax Global Trends Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the year
	months ended	ended
	December 31, 2012	June 30, 2012
Operations:	(Unaudited)
Net Investment Income (Loss)	$ 88,372	$ (52,196)
Net Realized Gain (Loss) on Investments	164,450	(1,800,710)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	343,161	(299,288)
Net Increase (Decrease) in Net Assets
Resulting From Operations	595,983	(2,152,194)

Distributions to Shareholders
Net Realized Gains ($0.00 and $0.73 per share, respectively)	-	(1,084,417)

Beneficial Interest Transactions:
Proceeds from Shares Issued (30,895 and 8,144,587 shares,
respectively)	92,414	25,413,083
Distributions Reinvested (0 and 351,377shares, respectively)	-	1,082,243
Cost of Shares Redeemed (2,436,121 and 5,719,525shares, respectively)	(7,389,171)	(18,856,270)
Net Beneficial Interest Transactions	(7,296,757)	7,639,056

Increase (Decrease) in Net Assets	(6,700,774)	4,402,445

Net Assets:
Beginning of Period	12,834,093	8,431,648
End of Period (including accumulated undistributed net investment
income (loss) of $30,014 and ($58,358), respectively)	$ 6,133,319	$ 12,834,093

The accompanying notes are an integral part of these financial statements.

Fairfax Gold and Precious Metals Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the period
ended
December 31, 2012 *
Operations:	(Unaudited)
Net Investment Loss	$ (15)
Net Decrease in Net Assets
Resulting From Operations	(15)

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,510 shares)	15,100
Net Beneficial Interest Transactions	15,100

Increase in Net Assets	15,085

Net Assets:
Beginning of Period	-
End of Year (including accumulated net investment
loss of $15)	$ 15,085

* Fairfax Gold and Precious Metals Fund commenced operations on November 30, 2012.

The accompanying notes are an integral part of these financial statements.

Fairfax Global Trends Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	For the Six
	Months Ended		For the Years Ended June 30,
	Dec. 31, 2012		2012	2011	2010	2009	2008
	(Unaudited)
Net Asset Value, Beginning of Period	$ 2.95		$ 5.38	$ 4.23	$ 4.12	$ 5.06	$ 5.00

Income (Loss) From Investment Operations:
Net investment loss (a)	0.03		(0.01)	(0.02)	(0.06)	(0.02)	(0.04)
Net gain (loss) from securities
(both realized and unrealized)	0.18		(1.69)	1.17	0.17	(0.92)	0.10
Total from investment operations	0.21		(1.70)	1.15	0.11	(0.94)	0.06

Distributions to shareholders from:
Net realized gains	-		(0.73)	-	-	-	-

Net Asset Value, End of Period	$ 3.16		$ 2.95	$ 5.38	$ 4.23	$ 4.12	$ 5.06

Total Return (b)	7.12%		(32.12)%	27.19%	2.67%	(18.58)%	1.20%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 6,133		$ 12,834	$ 8,432	$ 7,524	$ 7,588	$ 9,322
Ratio of expenses, excluding interest expense,
to average net assets,
before reimbursement	2.85%	(c)	3.16%	4.63%	4.32%	2.66%	2.25%
net of reimbursement	2.25%	(c)	2.25%	2.17%	1.97%	2.17%	-
Ratio of expenses, including interest expense,
to average net assets,
before reimbursement	2.85%	(c)	3.16%	4.63%	4.32%	2.68%	2.27%
net of reimbursement	2.25%	(c)	2.25%	2.17%	1.97%	2.19%	-
Ratio of net investment Income (loss) to
average net assets	1.80%	(c)	(0.38)%	(0.49)%	(1.28)%	(0.47)%	(0.86)%
Portfolio turnover rate	189%		494%	438%	756%	233%	309%

__________

(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Sales load is not reflected in total return.
(c) Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

Fairfax Gold and Precious Metals Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	For the
	Period Ended
	Dec. 31, 2012*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00

Income (Loss) From Investment Operations:
Net investment loss (a)	(0.01)
Total from investment operations	(0.01)

Net Asset Value, End of Period	$ 9.99

Total Return (b)	(0.10)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 15
Ratio of expenses to average net assets,
before reimbursement	1,053.43%	(c)
net of reimbursement	2.25	(c)
Ratio of net investment loss to
average net assets	(2.25)%	(c)
Portfolio turnover rate	0%

__________

* Fairfax Gold and Precious Metals Fund commenced operations November 30, 2012.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Sales load is not reflected in total return.
(c) Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

Fairfax Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2012

1.

ORGANIZATION

Fairfax Global Trends Fund (“Global Fund”) and Fairfax Gold and Precious Metals Fund (“Gold Fund”) are each a series of shares of beneficial interest of Dominion Funds, Inc. (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company and was incorporated in the State of Texas on June 5, 1992. The primary investment objective of the Global Fund is growth of capital and the primary investment objective of the Gold Fund is capital appreciation.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – Equity and fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Fixed income securities are valued each day by an independent pricing service which utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

The Funds utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Fairfax Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2012

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Global Trends Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 6,017,078	-	-	$ 6,017,078
Short Term Investment	156,747	-	-	156,747
Total	$ 6,173,825	-	-	$ 6,173,825

Gold and Precious Metals Fund

Assets	Level 1	Level 2	Level 3	Total
Short Term Investment	14,005	-	-	14,005
Total	$ 14,005	-	-	$ 14,005

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.   Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Fairfax Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2012

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Funds policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2009-2011, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended December 31, 2012, the Funds did not have a liability for any unrecognized tax benefits.  The Funds has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders – The Funds intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end.  Distributions will be recorded on ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Company indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Effective November 3, 2012 and pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services were provided to the Funds by Fairfax Global Markets, LLC (“FGM”). Under the terms of the Advisory Agreement, FGM receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Funds.  For the period November 3, 2012 through December 31, 2012, FGM earned advisory fees of $11,667 and $6 for the Global Fund and Gold Fund, respectively.

FGM has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds expenses (excluding acquired fund fees and expenses), at least until January 31, 2014, so that the total annual operating expenses of the Funds do not exceed 2.25% of average daily net assets attributable to Class N shares.  For the period November 3, 2012 through December 31, 2012, FGM reimbursed expenses of $28,503 and $6,997 for the Class N shares of the Global Fund and Gold Fund, respectively.

The prior investment advisory agreement between the Global Fund and Foxhall Capital Management, Inc., (“Foxhall”) the Global Fund’s former adviser since inception was terminated automatically on April 5, 2012 when Foxhall assigned the investment advisory agreement with the Global Fund to Washington Asset Management II, LLC (“WAM II”).  For the period July 1, 2011 through April 4, 2012, Foxhall earned advisory fees of $98,491.  On July 12, 2012, the Board of Directors terminated the investment advisory agreement between the Global Fund and WAM II.  WAM II earned advisory fees of $0 for the period April 16, 2012 through July 12, 2012.  Upon termination of the investment advisory agreement, Paul Dietrich managed the Global Fund in his capacity as President of the

Fairfax Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2012

Dominion Funds, Inc.  Mr. Dietrich was not paid for his services to the Fund.  On November 2, 2012, shareholders of the Global Fund approved a new investment advisory agreement with Fairfax Global Markets, LLC.

FGM has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds expenses (excluding acquired fund fees and expenses), at least until January 31, 2014, so that the total annual operating expenses of the Funds do not exceed 2.25% of average daily net assets.  For the period November 3, 2012 through December 31, 2012, FGM reimbursed expenses of $28,503 and $6,997 for the Global Fund and Gold Fund, respectively.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Directors of the Company has adopted, on behalf of the Funds, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Funds may pay 0.40% per year of its average daily net assets for such distribution and shareholder service activities.  For the six months ended December 31, 2012, the Distributor received $19,638 and $2 pursuant to the Plan from the Global Fund and Gold Fund, respectively.

Pursuant to an Underwriting Agreement, the Funds pays the Distributor an annual fee of $10,000 each plus an asset based fee based on a tiered structure to serve as the representative of the Funds in the continual offering of Funds shares for sale to the public.

Certain directors and officers of the Funds are also directors and officers of the Adviser.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended December 31, 2012 for Global Fund amounted to $18,142,007 and $14,117,949, respectively and $0 and $0) for the Gold Fund, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Global Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2012	June 30, 2011
Ordinary Income	$ 1,079,958	$ -
Long-Term Capital Gain	4,459	-

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital	Unrealized	Total
Ordinary	Long-Term	and Late Year	Loss Carry	Appreciation/	Accumulated
Income	Gains	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (58,358)	$ (1,801,045)	$ 107,904	$ (1,751,499)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Global Fund incurred and elected to defer such late year losses of $75,832.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Global Fund, including unlimited

Fairfax Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2012

carryover on future capital losses.  At June 30, 2012, the Global Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-term	Long-term	Total	Expiration
$ 1,759,249	$ 41,796	$ 1,801,045	Non-expiring

Permanent book and tax differences primarily attributable to the reclassification of foreign exchange losses and distributions in excess, resulted in reclassification for the period ended June 30, 2012 as follows: an increase in accumulated net investment loss of $6,162 and a decrease in accumulated net realized loss from security transactions of $6,162.

6.

CONTROL OWNERSHIP

The control ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December

31, 2012, TD Ameritrade, Inc. owned approximately 53% of the Global Fund, for the benefit of others and Trust Company of America owned approximately 99% of the Gold Fund, for the benefit of others and Trust.

7.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Gold Fund currently invests a portion of its assets in the Dreyfus Cash Management Fund, (the “Dreyfus Fund”).  The Gold Fund may redeem its investment from the Dreyfus Fund at any time if the Adviser determines that it is in the best interest of the Gold Fund and its shareholders to do so.

The performance of the Gold Fund may be directly affected by the performance of the Dreyfus Fund.  The financial statements of the Dreyfus Fund, including the portfolio of investments, can be found at http://www.dreyfus.com  or the Security and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Gold Fund’s financial statements.  As of December 31, 2012 the percentage of the Gold Fund’s net assets invested in the Dreyfus Fund was 92.84% due to its recent commencement of operations.

8.

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

9.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these disclosures may have on the Funds’ financial statements.

Fairfax Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

December 31, 2012

As a shareholder of the Funds you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value (7/01/12)	Ending Account Value (12/31/12)	Expenses Paid During the Period* (7/01/12 to 12/31/12)
Global Trends Fund	$1,000.00	$1,071.20	$11.75
Gold and Precious Metals Fund +	$1,000.00	$ 999.00	$ 1.91

Hypothetical (5% return before expenses)	Beginning Account Value (7/01/12)	Ending Account Value (12/31/12)	Expenses Paid During the Period* (7/01/12 to 12/31/12)
Global Trends Fund	$1,000.00	$1,013.86	$11.42
Gold and Precious Metals Fund	$1,000.00	$1,013.86	$11.42

*Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.25% multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ending December 31, 2012).

+The Fund commenced operations on November 30, 2012, therefore their Expenses Paid During the Period Actual are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 31 days and divided by 365 (to reflect the number of days in the period ending December 31, 2012)

FACTORS CONSIDERED BY THE DIRECTORS IN APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on July 12, 2012, the Board, including a majority of the Independent Trustees, approved a new Investment Advisory Agreement with Fairfax Global Markets, LLC (the “Adviser”). In evaluating the new Investment Advisory Agreement, the Board considered and evaluated, among other factors, (a) the terms and conditions of the new Investment Advisory Agreement, including the nature, extent and quality of the advisory services, expected performance of the Fund and overall Fund expenses; (b) the Adviser’s compensation and profitability; (c) benefits derived by the Adviser as a result of its relationship with the Fund; (d) economies of scale; and (e) the Directors’ legal duties in approving the new Investment Advisory Agreement.

NATURE, EXTENT AND QUALITY OF INVESTMENT ADVISORY SERVICES

The Board discussed the qualifications of the Funds’ Adviser and Fairfax Gold & Precious Metals Fund’s Sub-Adviser’s key personnel, the experience of the Adviser in managing mutual funds and its compliance policies. The Board considered the competence, integrity and research capabilities of the Adviser and the Sub-Adviser.  The Board then reviewed the capitalization of Sub-Adviser based on financial statements provided and concluded that Sub-Adviser is capable of providing high quality services to the Fund.  The Board also discussed the Sub-Adviser’s compliance structure and broker selection process and determined that, despite the Sub-Adviser’s failure to recognize the impact of the change in ownership on the status of the sub-advisory agreement, the Sub-Adviser continues to have adequate experience and expertise to manage the Fund in a manner acceptable to the Board. It was then discussed that Paul Dietrich will continue as the investment manager of the Fairfax Global Trends Fund and will be the investment manager of both the Fairfax Gold & Precious Metals Fund.  Ian Watson and Jim Slater of Lancelot Capital will be the Sub-Advisers of the Fairfax Gold & Precious Metals Fund.  Matt Hardin is now FGM’s Chief Compliance Officer.  Neil Lukonis and Tap Gwatura will continue as traders, portfolio administrators and portfolio reporting

INVESTMENT PERFORMANCE OF THE FUND

With regard to the Fairfax Global Trends Fund, while the basic investment strategy remains unchanged, the investment manager has made several recent refinements to reduce trading and volatility.  The Fund now over-weights larger cap stocks.  The Fund has also incorporated a new technical indicator, the “S&P 100 Index of stocks over their 200-day moving average” as a tactical signal to exit long-term bear markets for the Fund.  The Fund has also incorporated the use of the weekly MACD chart as a stop-loss signal.  Paul Dietrich, the former investment adviser for the fund and now the Adviser’s Chief Investment Officer, will continue to be the investment manager for the Fund.

With regard to the Fairfax Gold & Precious Metals Fund, this Fund will invest in gold and precious metals mining companies throughout the world.  Paul Dietrich will be the Investment Manager and Jim Slater and Ian Watson of Lancelot Capital will be the sub-advisers providing research and trading recommendations to the investment manager.

ADVISORY FEE, COST OF SERVICES AND PROFITS REALIZED BY THE ADVISER

The Board considered the Fairfax Global Trend Fund’s advisory fee and total expenses. The Board determined that the Fund’s gross advisory fee and gross and net total expense ratio was within the range of fees charged to other funds in the Peer Group. However, the Board noted that the Fund’s gross advisory fee and gross total expense ratio was relatively high versus the other funds in the Peer Group. The Fund’s gross advisory fee of 1.00% was the highest in the Peer Group, with three funds in the Peer Group also charging a gross advisory fee of 1.00%. The Fund’s gross total expense ratio was higher than 11 of the 12 funds in the Peer Group. However, the Board considered that the Adviser’s current total expense cap of 2.25% of Fund assets made the Fund more competitive within the Peer Group. After the effect of the Adviser’s expense cap, the Fund’s net total expense ratio was higher than 8 of the 12 funds in the Peer Group. The Board also noted that the Fund’s gross advisory fee is lower than the advisory fee charged by the Adviser to its separate account. Further, the Adviser generally does not waive any of its advisory fees with respect to the separate account.

BENEFITS DERIVED BY THE ADVISER FROM ITS RELATIONSHIP WITH THE FUND

The Directors considered whether other “fall out” or ancillary benefits accrue to the Adviser as a result of its relationship with the Fund. The Board identified no “fall out” or ancillary benefits to the Adviser in light of its relationship to the Fund.

ECONOMIES OF SCALE

The Directors considered economies of scale with respect to the Fund. The Directors acknowledged that while certain efficiencies may be realized with a significant increase in the Fund’s assets, at the Fund’s current asset level economies of scale is not a relevant factor to the Fund.

715657.2

Rev. August 2011

PRIVACY NOTICE
FACTS		WHAT DOES DOMINION FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

   The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Dominion Funds, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Dominion Funds, Inc. share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-866-270-1222

Who we are
Who is providing this notice?	Dominion Funds, Inc.
What we do
How does Dominion Funds, Inc. protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Dominion Funds, Inc. collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Dominion Funds, Inc. does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Dominion Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Dominion Funds, Inc. does not jointly market.

Investment Adviser

Fairfax Global Markets, LLC

2 West Washington Street

Middleburg, Virginia 20118

Distributor

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Drive Suite 110

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68102

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 6 month period ended December 31th 2012 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-270-1222 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-270-1222.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dominion Funds, Inc.

By (Signature and Title)

/s/Paul Dietrich

       Paul Dietrich, President

Date

3/11/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Paul Dietrich

        Paul Dietrich, Principal Executive and Principal Financial Officer

Date

3/11/13